Inventories, net - Inventories (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	€ 4,911.2	€ 4,057.3
Work-in-process	4,872.3	3,388.1
Finished products	2,019.5	2,098.5
Inventories, gross	11,803.0	9,543.9
Inventory reserves	(911.5)	(693.2)	€ (466.9)
Inventories, net	€ 10,891.5	€ 8,850.7